COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2015	$500,205
2016	359,123
2017	145,941
Total	$1,005,269